Unsecured Borrowings (Schedule Of Unsecured Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Oct. 03, 2014	Dec. 31, 2013	Dec. 11, 2013
Debt Instrument [Line Items]
Outstanding principal balance	$ 3,100,000	$ 75,000
Unamortized discount	(10,548)		(8,433)
Unsecured borrowings, net	689,452		291,567
Unsecured Borrowings [Member] | 2020 Notes [Member]
Debt Instrument [Line Items]
Outstanding principal balance	375,000	75,000	300,000	300,000
Unsecured Borrowings [Member] | 2021 Notes [Member]
Debt Instrument [Line Items]
Outstanding principal balance	$ 325,000